Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross	$ 1,008	$ 911
Less: accumulated depreciation	(757)	(580)
Property and equipment, net	251	331
Electronic equipment [Member]
Property and equipment, gross	821	720
Office equipment and furniture [Member]
Property and equipment, gross	77	63
Leasehold improvement [Member]
Property and equipment, gross	$ 110	$ 128